Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Undiscounted Operating Lease Liability

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of March 31, 2021:

2022	$26,634
2023	27,167
2024	27,710
2025	28,265
2026	28,830
2027	19,474
$158,080
Less: amount representing interest	(320)
Total	$157,760

Schedule of Base Rent Lease Payments

As of March 31, 2021, the present value of future base rent lease payments based on the remaining lease term and weighted average discount rate are approximately 6 years and 0.12%, respectively, are as follows:

Present value of future base rent lease payments	$157,760
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$157,760

Schedule of Lease Current and Non-current Assets and Liabilities

As of March 31, 2021, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

Operating lease right-of-use asset	$157,760
Total operating lease assets	157,760

Operating lease current liability	26,582
Operating lease other liability	131,178
Total operating lease liabilities	$157,760